Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan receivable	$ 6,914,321	$ 7,587,349	$ 8,110,077
Credit Score 550-575 [Member]
Loan receivable	15,723	16,264
Credit Score 576-600 [Member]
Loan receivable	162,252	183,701	149,056
Credit Score 601 - 650 [Member]
Loan receivable	3,056,346	3,332,371	3,397,512
Credit Score 651 - 700 [Member]
Loan receivable	2,650,663	2,946,944	3,230,308
Credit Score 701 - 750 [Member]
Loan receivable	808,437	874,408	1,097,225
Credit Score 751 - 800 [Member]
Loan receivable	156,590	166,811	185,840
Credit Score 801 - 850 [Member]
Loan receivable	48,924	46,368	50,136
Credit Score 851-900 [Member]
Loan receivable	$ 15,386	$ 20,482